Short-Term Borrowings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Securities pledged to secure repurchase agreements	$ 669.0	$ 668.0
Federal Home Loan Bank Advances [Member]
Short-term Debt [Line Items]
Commercial real estate and residential mortgage loans pledged under blanket agreement	$ 2,231.0	$ 2,071.0